GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended						2 Months Ended	12 Months Ended
	Sep. 10, 2024 USD ($) shares	Apr. 09, 2024 shares	Jul. 14, 2023 shares	Dec. 18, 2024 USD ($) shares	Apr. 15, 2024 USD ($) shares	Mar. 24, 2024 shares	Dec. 28, 2023 USD ($) $ / shares shares	Jul. 18, 2023 shares	Jun. 30, 2023	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 18, 2024 ₪ / shares	Dec. 18, 2024 $ / shares	Sep. 10, 2024 ₪ / shares shares	Sep. 10, 2024 $ / shares shares	Apr. 15, 2024 ₪ / shares shares	Apr. 15, 2024 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Net loss | $											$ (14,588)	$ (9,344)	$ (8,792)
Cash used in operating activities | $											(12,621)	(6,679)	(6,459)
Accumulated deficit | $										$ (56,451)	(56,451)	$ (41,863)
Cash | $										$ 4,271	$ 4,271
Number of share issued										343,202	343,202
Common Stock, Shares, Issued										1,471,412	1,471,412	165,489
Proceeds from exercise of warrants | $											$ 3,165	$ 2,511	$ 0
Proceeds from Issuance of Warrants | $										$ 1,350	$ 1,350
Number of warrants										4,083,472	4,083,472
Warrants exercise price | $ / shares												$ 68.4							$ 19.2
Reverse share split, stock issued											93,475
Outstanding shares on a post-split basis										1,471,412	1,471,412
Investor Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued		7,333				5,079						7,083
Proceeds from exercise of warrants | $							$ 1,300
Warrants Issued to purchase aggregate ordinary shares							19,495					19,495
Warrants exercise price | $ / shares							$ 68.4
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued										189,688	189,688
Warrants Issued to purchase aggregate ordinary shares			7,637					6,944
Proceeds from Issuance of Warrants | $				$ 3,170
Number of warrants issued			12,551	494,650
Number of warrants			4,914					6,042
Warrants exercise price | (per share)														₪ 6.4	$ 6.4		$ 6.4
Reverse split									1-for-6 reverse share split of our authorized and outstanding ordinary shares, reducing the par value from NIS 0.30 per share to no par value per share. Subsequently, on November 20, 2024, the Company implemented an additional 1-for-4 reverse share split of our authorized and outstanding ordinary shares
Investor [Member] | April 2024 Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued																		18,646	18,646
Warrants Issued to purchase aggregate ordinary shares					189,688
Number of warrants																		189,688	189,688
Warrants exercise price | (per share)																		₪ 19.2	$ 19.2
Investor [Member] | Investor Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants Issued to purchase aggregate ordinary shares					208,335
Number of warrants																		208,335	208,335
Warrants exercise price | (per share)																		₪ 19.199	$ 19.199
Investor [Member] | Inducement offer letter agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants Issued to purchase aggregate ordinary shares	494,650
Proceeds from Issuance of Warrants | $	$ 1,580
Number of warrants																494,650	494,650
Warrants exercise price | (per share)																₪ 6.4	$ 6.4
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Net Proceeds Of Warrants | $					$ 3,300
Proceeds from Issuance of Warrants | $					$ 4,000
Number of warrants																		14,583	14,583
Warrants exercise price | ₪ / shares																		₪ 24
April 2024 Warrants And December 2023 Warrants [Member] | Investor [Member] | Inducement offer letter agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants Issued to purchase aggregate ordinary shares	247,325
Warrants exercise price | $ / shares																	$ 6.4		$ 19.2